Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of reconciliation of cash, cash equivalents and restricted cash
	March 31, 2022	March 31, 2021
Cash and Cash Equivalents	$ 42,179,036	$ 55,258,116
Restricted Cash	13,523,211	12,344,353
Total Cash, Cash Equivalents and Restricted Cash	$ 55,702,247	$ 67,602,469